Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Opening balance	$ (36,247)	$ (5,116)	$ (4,153)
Accumulated loss		(23,132)	(648)
Bad debt		(397)
Obsolete inventory		(7,104)
Effect of exchange rate	2,757	(498)	(315)
Total	$ (33,490)	$ (36,247)	$ (5,116)